Shareholder Report, Line Graph (Details) - USD ($)			6 Months Ended	12 Months Ended		18 Months Ended	24 Months Ended	30 Months Ended	36 Months Ended	42 Months Ended	48 Months Ended	54 Months Ended	60 Months Ended	66 Months Ended	72 Months Ended	78 Months Ended	84 Months Ended	90 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Nov. 07, 2017	Apr. 30, 2015	Apr. 30, 2018	Apr. 30, 2025	Apr. 30, 2016	Apr. 30, 2019	Apr. 30, 2017	Apr. 30, 2020	Apr. 30, 2018	Apr. 30, 2021	Apr. 30, 2019	Apr. 30, 2022	Apr. 30, 2020	Apr. 30, 2023	Apr. 30, 2021	Apr. 30, 2024	Apr. 30, 2022	Apr. 30, 2025	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2025
C000012064 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Fund NAV
Accumulated Value		$ 10,000			$ 10,842		$ 12,481		$ 13,561		$ 14,731		$ 12,232		$ 18,660		$ 20,084		$ 19,837	$ 20,944	$ 23,376
C000012097 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Fund NAV
Accumulated Value		10,000			10,087		12,202		13,259		14,894		14,874		21,803		21,349		21,726	26,818	30,058
C000012099 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Fund NAV
Accumulated Value		10,000			10,192		11,715		12,777		14,083		12,923		17,622		18,330		18,794	21,852	23,861
C000012195 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Fund NAV
Accumulated Value		10,000			10,230		12,290		13,373		13,885		10,821		17,688		18,445		17,966	20,568	21,676
C000012196 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Fund NAV
Accumulated Value		10,000			9,722		11,847		12,686		13,266		10,933		18,143		15,382		14,944	17,083	17,512
C000042588 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Fund NAV
Accumulated Value		10,000			10,848		11,501		11,135		13,231		11,299		15,529		17,364		14,788	15,057	17,320
C000099165 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Fund NAV
Accumulated Value		10,000			10,612		11,591		12,174		14,250		12,702		15,458		17,346		17,893	19,472	21,554
C000141931 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Fund NAV
Accumulated Value		10,000			10,395		12,244		13,786		15,895		15,568		21,876		22,644		23,353	26,336	28,967
C000194634 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Fund NAV
Accumulated Value	$ 10,000		$ 10,216			$ 11,566		$ 10,993		$ 16,635		$ 17,252		$ 16,950		$ 19,855		$ 22,286
S And P Total Market IndeXTM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P Total Market Index™
Accumulated Value		10,000			9,975.953172		11,829.701		13,375.28316		15,058.40035		14,880.33346		22,470.94327		21,715.38816		21,992.42936	26,923.52935	29,953.34503
Morningstar US Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Morningstar US Market Index
Accumulated Value	10,000	10,000	10,332.68896		10,003.00896	11,677.43398	11,843.41292	11,611.72567		17,424.45004		16,914.18931		17,179.7314		21,104.10209		23,534.12046
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
Accumulated Value		10,000			9,982.36732		11,837.40078		13,381.89798		15,078.92945		14,921.86425		22,519.90632		21,818.56098		22,146.47849	27,085.3827	30,173.53012
Dow Jones U S Select Dividend IndexTM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Dow Jones U.S. Select Dividend Index™
Accumulated Value		10,000			10,884.60276		12,582.33894		13,726.69642		14,966.93929		12,469.65709		19,122.04782		20,652.89285		20,480.21841	21,711.40391	24,316.27404
Morningstar US Large Mid Cap IndexSM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Morningstar® US Large-Mid Cap Index℠
Accumulated Value		10,000			10,107.16247		12,236.60811		13,337.92746		15,009.84141		15,020.43681		22,061.79594		21,605.61128		21,990.17002	27,143.17712	30,431.15202
Morningstar US Large Mid Cap Broad Value IndexSM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Morningstar® US Large-Mid Cap Broad Value Index℠
Accumulated Value		10,000			10,207.36706		11,761.57381		12,863.2517		14,212.01525		13,076.09877		17,868.08105		18,594.11373		19,070.15248	22,173.10826	24,220.4443
Morningstar US Mid Cap Broad Value IndexSM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Morningstar® US Mid Cap Broad Value Index℠
Accumulated Value		10,000			10,255.32524		12,366.85992		13,488.32863		14,037.88404		10,966.82069		17,973.26733		18,749.92059		18,261.04442	20,922.83901	22,057.78521
Morningstar US Small Cap Extended IndexSM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Morningstar® US Small Cap Extended Index℠
Accumulated Value		10,000			9,728.241153		11,878.10465		12,743.2435		13,349.35133		11,020.99384		18,288.66425		15,499.02068		15,024.54431	17,154.90514	17,580.12382
FTSE Nareit Equity REITs Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				FTSE Nareit Equity REITs Index
Accumulated Value		10,000			10,882.82126		11,565.01896		11,187.8098		13,299.75018		11,367.90584		15,627.35739		17,489.76471		14,900.45475	15,189.4202	17,478.1006
Morningstar Dividend Yield Focus IndexSM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Morningstar® Dividend Yield Focus Index℠
Accumulated Value		10,000			10,625.99419		11,612.58129		12,205.77682		14,302.63893		12,761.19626		15,539.27823		17,449.79433		18,015.82184	19,627.7232	21,736.69521
Morningstar US Dividend Growth IndexSM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Morningstar® US Dividend Growth Index℠
Accumulated Value		$ 10,000			$ 10,403.6339		$ 12,259.01894		$ 13,811.21853		$ 15,940.46715		$ 15,623.31725		$ 21,971.55626		$ 22,762.0904		$ 23,489.64367	$ 26,502.71659	$ 29,170.4809
Morningstar US Dividend and Buyback IndexSM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Morningstar® US Dividend and Buyback Index℠
Accumulated Value	$ 10,000		$ 10,231.48189			$ 11,614.49508		$ 11,062.43506		$ 16,790.26291		$ 17,459.3052		$ 17,177.08203		$ 20,130.86074		$ 22,615.79625